Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Revenues:
Net advertising revenues	$ 97,937	[1]	610,160	[1]	465,824	[1]	204,369	[1]
Paid service revenues	80,391	[1]	500,844	[1]	484,768	[1]	324,326	[1]
Total revenues	178,328	[1]	1,111,004	[1]	950,592	[1]	528,695	[1]
Cost of revenues	(101,330)	[1]	(631,299)	[1]	(554,676)	[1]	(299,423)	[1]
Gross profit	76,998		479,705		395,916		229,272
Operating expenses:
Sales and marketing expenses	(31,627)	[1]	(197,038)	[1]	(164,082)	[1]	(76,152)	[1]
General and administrative expenses	(17,132)	[1]	(106,736)	[1]	(77,078)	[1]	(39,955)	[1]
Technology and product development expenses	(14,654)	[1]	(91,292)	[1]	(69,021)	[1]	(31,012)	[1]
Total operating expenses	(63,413)	[1]	(395,066)	[1]	(310,181)	[1]	(147,119)	[1]
Income from operations	13,585		84,639		85,735		82,153
Other income:
Interest income	5,276		32,869		9,682		582
Foreign currency exchange gain	304		1,897		19,343		313
Others, net	792		4,931		2,861		1,534
Income before tax	19,957		124,336		117,621		84,582
Income tax expense	(2,725)		(16,977)		(15,146)		(10,499)
Net income attributable to Phoenix New Media Limited	17,232		107,359		102,475		74,083
Accretion to convertible redeemable preferred share redemption value	0		0		(773,623)		(206,409)
Income allocation to participating preferred shares	0		0		(6,172)		(33,093)
Net (loss)/income attributable to ordinary shareholders	17,232		107,359		(677,320)		(165,419)
Net income attributable to Phoenix New Media Limited	17,232		107,359		102,475		74,083
Other comprehensive loss, net of tax: foreign currency translation adjustment	(317)		(1,979)		(33,968)		(4,462)
Comprehensive income attributable to Phoenix New Media Limited	16,915		105,380		68,507		69,621
Net (loss)/income attributable to ordinary shareholders	$ 17,232		107,359		(677,320)		(165,419)

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2010 2011 2012 2012 RMB RMB RMB US$ Net advertising revenues 4,824 26,201 35,438 5,688 Paid service revenues 294,027 445,096 429,125 68,879 Cost of revenues (38,800) (73,833) (67,481) (10,831) Sales and marketing expenses (438) (663) (916) (147) General and administrative expenses (617) (1,139) (646) (104) Technology and product development expenses (314) (533) - -